Organization and Principal Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 25, 2019
Organization and Principal Activities [Line Items]
Net repayments to related party, amount	$ 732,281	$ 339,526	$ (156,311)
Proceeds from Related Party Debt	604,461	299,385
Net cash outflow from operating activities	(1,748,375)	(1,826,944)	(6,679,460)
Net loss	(2,004,831)	(1,903,277)	(2,561,907)
Accumulated shareholders’ deficit	(45,368,679)	(43,363,848)
Related Party [Member]
Organization and Principal Activities [Line Items]
Net repayments to related party, amount			$ 156,311
Sentage Hongkong Limited [Member]
Organization and Principal Activities [Line Items]
Equity interests percentage				100.00%
VIEs Arrangements [Member]
Organization and Principal Activities [Line Items]
Rate of shareholder percentage	0.10%